RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets And Lease Liabilities
Lease expenses	$ 1,192,000	$ 1,261,000	$ 1,398,000